Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Interest Income
Loans	$ 19,441	$ 20,812	$ 22,725
Mortgage-backed securities	12,710	14,141	15,873
Debt securities	3,018	5,838	5,946
Other interest-earning assets	224	283	396
Total Interest Income	35,393	41,074	44,940
Interest Expense
Deposits	9,477	12,645	14,865
Advances	2,360	3,504	4,380
Total Interest Expense	11,837	16,149	19,245
Net Interest Income	23,556	24,925	25,695
Provision for Loan Losses	762	247	102
Net Interest Income after Provision for Loan Losses	22,794	24,678	25,593
Non-Interest Income
Fees and service charges	212	213	212
Bank owned life insurance	922	862	879
Gain on sale of securities	647		872
Net (loss) gain on sale and disposal of premises and equipment	(3)	(9)	327
Loss on extinguishment of debt	(527)
Loss on write-down of land held for sale	(99)	(156)	(397)
Other	2	3	16
Total Non-Interest Income	1,154	913	1,909
Non-Interest Expenses
Salaries and employee benefits	7,405	7,055	6,773
Occupancy expense of premises	1,510	1,359	1,643
Equipment	1,206	1,090	1,051
Directors' compensation	845	732	760
Advertising	247	213	279
Legal	175	569	494
Federal deposit insurance premium	498	538	884
Other	2,025	1,983	1,930
Total Non-Interest Expenses	13,911	13,539	13,814
Income before Income Taxes	10,037	12,052	13,688
Income Taxes	3,427	4,175	4,876
Net Income	$ 6,610	$ 7,877	$ 8,812
Net Income per Common Share
Basic	$ 0.26	$ 0.31	$ 0.34
Diluted	$ 0.26	$ 0.31	$ 0.34
Dividends per common share	$ 0.24	$ 0.24	$ 0.24
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,685,685	25,607,442	25,579,989
Diluted	25,769,538	25,625,250	25,586,694